SCHEDULE OF DEFERRED TAXES (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Share issuance costs	$ 3,088,000	$ 1,736,000
Non-capital losses	29,153,000	24,055,000
Property and equipment	493,000	457,000
Scientific Research and Experimental Development	377,000	377,000
Total deferred income tax assets	33,111,000	26,625,000
Deferred income tax not recognized	(33,111,000)	(26,625,000)
Net deferred tax assets